Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2024
Interests In Unconsolidated Structured Entities [Line Items]
Unconsolidated structured entities

c) Unconsolidated structured entities
UBS is considered

to sponsor another

entity if, in

addition to

ongoing involvement

with that

entity,

it had a

key role

in
establishing that entity or in

bringing together relevant

counterparties for a transaction facilitated

by that entity.

During
2024, the

Group sponsored

the creation

of various SEs

and interacted

with a

number of non-sponsored

SEs, including
securitization vehicles, client vehicles

and certain investment funds,

that UBS did

not consolidate as of

31 December 2024
because it did not control them.
Interests in unconsolidated structured entities
The table below presents the Group’s interests in and maximum exposure to loss from unconsolidated SEs, as well as the
total assets held by the SEs

in which UBS had an interest

as of year-end, except for

investment funds and other vehicles
sponsored by third parties, for which the

carrying amount of UBS’s interest as of year

-end has been disclosed.
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
During 2024 and

2023,

the Group

did not earn

material income

from sponsored

unconsolidated SEs

in which UBS

did
not have an interest at year-end.

During 2024 and 2023, UBS and third parties did not transfer any assets into sponsored securitization vehicles created in those years.

UBS and

third parties

transferred assets,

alongside deposits

and debt

issuances (which

are assets

from the
perspective

of

the

vehicle),

of

USD
2.5
bn

and

USD
3.0
bn,

respectively,

into

sponsored

client

vehicles

created

in

2024
(2023:

USD
0.5
bn

and

USD
0.5
bn,

respectively).

For

sponsored

investment

funds,

several

new

open

ended

and

close
ended funds were created

during the year

with further transfers

arising from management

of the strategy

and investor
activity, which,

when combined

with market

movements, resulted

in a

net asset

value movement

of USD
1
bn in

2024
(2023: USD 3 bn).

Interests in unconsolidated structured entities
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 721 236 2,232 2,232
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394 392 7,571 494 10,851 10,851
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 63
5
3
6
195
7
0
8
31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 2,086 58 9,653 325 12,122 12,122
Derivative financial instruments 2 174 68 0 244 244
Loans and advances to customers 0 0 312 246 558 558
Financial assets at fair value not held for trading 1,645 0 497 579 2,720 2,720
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 202 0 1 0 203 453
Total assets 3,935 232 10,531 1,151 15,848 16,098
Derivative financial instruments 7 27 590 0 623 98
Total liabilities 7 27 590 0 623 98
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 70
5
3
6
276
7
1
8
1 Includes loans with a high

LTV and

credit-impaired loans to pre-securitization

warehouse structured entities managed

by third parties, as

well as securities issued by

securitization structured entities sponsored

by
both UBS and third parties.

2 Client vehicles sponsored by UBS are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund.

3 Other
vehicles sponsored by third parties are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund. Interests in other vehicles sponsored by third parties included loans with a

high LTV

and credit-impaired loans provided to

third-party structured entities.

4 For the purpose of this

disclosure, maximum exposure to

loss amounts do not consider

the risk-
reducing effects of collateral

or other credit enhancements.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the net asset

value of the investment
funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

8 Represents the carrying amount of UBS’s interest in other vehicles sponsored by third parties.
The Group retains or purchases

interests in unconsolidated SEs in the form

of direct investments, financing, guarantees,
letters of

credit

and derivatives

,

as well

as through

management

contracts. The

Group’s

maximum exposure

to loss

is
generally equal to the carrying amount of

the Group’s interest in the given SE, with this

subject to change over time with
market

movements.

Guarantees,

letters

of

credit

and

credit

derivatives

are

an

exception,

with

the

given

contract’s
notional amount, adjusted for losses already incurred,

representing the maximum loss that

the Group is exposed to.
The

maximum

exposure

to

loss

disclosed

in

the

table

above

does

not

reflect

the

Group’s

risk

management

activities,
including

effects

from

financial

instruments

that

may

be

used

to

economically

hedge

risks

inherent

in

the

given
unconsolidated SE or risk-reducing effects of collateral or

other credit enhancements.
In

2024

and

2023,

the

Group

did

not

provide

support,

financial

or

otherwise,

to

any

unconsolidated

SE

when

not
contractually obligated to do so, nor does the Group currently have any intention to do so in the future.
In 2024

and 2023,

income and

expenses from

interests in

unconsolidated SEs

primarily resulted

from mark-to-market
movements

recognized

in
Other

net

income from

financial

instruments

measured

at

fair

value

through

profit or

loss
,
which were generally hedged with

other financial instruments, as well

as fee and commission income

received from UBS-
sponsored funds.
Interests in securitization vehicles
As

of

31 December

2024

and

31 December

2023,

the

Group

held

interests,

both

retained

and

acquired,

in

various
securitization vehicles

that relate to

financing, underwriting, secondary

market and

derivative trading activities.

In addition
to the interests disclosed in the table above, the Group manages the assets of certain securitization vehicles and receives fees based, in whole or in

part, on the asset value

of the vehicles. Interest

in such vehicles is not represented

by the on-
balance sheet fee receivab

le but rather by the future

exposure to variable fees.

The net asset value of

such vehicles was
USD 24
bn as of 31 December 2024 (31 December 2023:

USD
26 bn) and has been excluded from the table above.
The numbers outlined in the table above may differ from the securitization positions presented in the 31 December

2024
Pillar 3

Report,

available

under “Pillar

3 disclosures”

at
ubs.com/investors
, for

the following

reasons:

(i) exclusion

of synthetic
securitizations

transacted

with entities

that are

not SEs

and transactions

in which

the Group

did not

have an

interest

because
it did

not absorb

any risk;

(ii) a

different

measurement

basis in

certain

cases (e.g.

IFRS Accounting

Standards

carrying

amount
within

the table

above compared

with net

exposure

amount at

default

for Pillar

3 disclosures);

and (iii)

different

classification
of vehicles

viewed as sponsored

by the Group

versus sponsored

by third parties.
›
Refer to the 31 December 2024 Pillar 3 Report,

available under “Pillar 3 disclosures” at
ubs.com/investors , for more information
Interests in client vehicles sponsored by UBS
UBS-sponsored

client

vehicles

are

established

predominantly

for

clients

to

gain

exposure

to

specific

assets

or

risk
exposures. Such vehicles

may enter into derivative

agreements,

with UBS or a

third party,

to align the cash flows

of the
entity with the investor’s intended investment objective,

or to introduce other desired risk exposures

.

As of 31 December 2024

and 31 December 2023,

the Group retained interests

in client vehicles sponsored

by UBS that
relate to financing, secondary market and derivative

trading activities,

and to hedge structured product offerings.

Interests in investment funds
Investment funds have a collective

investment objective, and are

either passively managed, so

that any decision-making
does not have a substantive effect

on variability,

or are actively managed and investors

or their governing bodies do not
have substantive voting or similar rights.
The Group holds

interests in a

number of investment

funds,

primarily resulting from

seed investments or

in order to

hedge
structured product offerings.

In addition to

the interests disclosed

in the table

above, the

Group manages the

assets of
various pooled investment funds and receives fees based, in whole or in part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined based on various market factors and considers the
fund’s nature and the

jurisdiction of incorporation,

as well as fee

schedules negotiated with

clients. These fee contracts
represent an interest in the fund, as they align the Group’s exposure with investors, providing a variable return based on
the performance

of the

entity. Depending

on the

structure of

the fund,

these fees

may be

collected directly

from the
fund’s assets and / or from

the investors. Any amounts

due are collected on a

regular basis and are generally

backed by
the fund’s assets.

Therefore, interest

in such funds

is not represented

by the on-balance

sheet fee receivable

but rather
by

the

future

exposure

to

variable

fees.

The

net

asset

value

of

such

funds

was

USD
532
bn

and

USD
511
bn

as

of
31 December 2024

and 31 December

2023, respectively,

and has

been excluded

from the

table above.

The Group

did
not have any material exposure to loss from these interests

as of 31 December 2024 or as of 31 December 2023.
Interests in other vehicles sponsored by third parties
Interests in other vehicles sponsored by third parties

include loans with a high LTV

and credit-impaired loans provided to
third-party structured entities.